Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 5,896	£ 8,686
Government grants and VAT receivable	4,005	4,349
Prepayments	8,013	4,576
Other receivables	499	634
Amounts due from related party		52
Total trade and other receivables	18,413	18,297
ERIS scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	5,896	0
RDEC scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 0	£ 8,686